SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON RECURRING BASIS (Details) - Cayson Acquisition Corp [Member] - HKD ($)	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Investment held in trust account	$ 64,487,925	$ 60,752,079
Fair Value, Inputs, Level 1 [Member]
Restructuring Cost and Reserve [Line Items]
Investment held in trust account	64,487,925	60,752,079
Fair Value, Inputs, Level 2 [Member]
Restructuring Cost and Reserve [Line Items]
Investment held in trust account
Fair Value, Inputs, Level 3 [Member]
Restructuring Cost and Reserve [Line Items]
Investment held in trust account